Exhibit 99.8 Schedule 5

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
InterestOnlyFlag	0	27	0%
PropertyType	1	15	6.67%
Term	0	9	0%
OriginatorDTI	0	7	0%
LoanPurpose	0	15	0%
PropertyState	0	32	0%
LoanAmount	1	9	11.11%
B1LastName	0	33	0%
PropertyAddress	0	27	0%
CLTV	1	15	6.67%
Occupancy	1	3	33.33%
InterestRate	1	31	3.23%
PropertyCity	0	28	0%
PropertyZipCode	0	28	0%
OriginatorDSCR	0	2	0%
QualifyingFICO	0	7	0%
BusinessPurposeFlag	0	6	0%
CurrentInterestRate	0	6	0%
DSCR	0	7	0%
PrepaymentPenaltyFlag	0	1	0%
B1FirstName	0	24	0%
B1SelfEmploymentFlag	0	8	0%
FirstPaymentDate	0	24	0%
LienPosition	0	8	0%
BaseLoanAmount	0	7	0%
CurrentUnpaidBalance	0	6	0%
InitialMonthlyPIOrIOPayment	0	24	0%
MortgageOriginationChannel	0	6	0%
MaturityDate	0	24	0%
LTV	0	4	0%
FinalReviewedQMStatus	0	6	0%
NumberofUnits	0	2	0%
HCLTV	0	2	0%
SalesPrice	0	2	0%
ULI	0	2	0%
LoanProgram	0	24	0%
HigherPricedMortgageLoanHPMLFlag	0	2	0%
EscrowFlag	0	2	0%
B2LastName	0	1	0%
VestedBusinessEntityName	0	6	0%
MINNo	0	18	0%
BusinessEntityEIN	0	5	0%
PropertyCounty	0	1	0%